Finance Cost Net (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Finance income [Abstract]
Interest from financial assets not at fair value through profit or loss	$ 1,183	$ 4,362	$ 3,358
Total Finance income	1,183	4,362	3,358
Finance costs [Abstract]
Contractual Interest expense on convertible notes	(96)	(149)	(388)
Interest Expense from other borrowings	(496)	0	(4)
Interest expense on lease liability	(2,354)	(2,495)	0
Gain on forgiveness of debt	0	0	289
Gain/(loss) on foreign currency exchange	0	68	137
Total finance income/(costs)	(2,946)	(2,576)	34
Gain/(Loss) from change in fair value of warrant liability	(117)	(11,890)	82
Gain/(Loss) from change in fair value of preferred shares and convertible debt	(4,234)	(34,585)	22,549
Total Finance income/(costs) - fair value accounting	(4,351)	(46,475)	22,631
Total Finance income/(costs) - subsidiary preferred shares	0	(1,458)	(106)
Total Finance Income Cost	(4,351)	(47,933)	22,525
Finance income/(costs), net	$ (6,115)	$ (46,147)	$ 25,917